Investments carried under the equity method (Tables)	9 Months Ended
Sep. 30, 2024
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates joint ventures
The table below shows the breakdown of the investments held in associates and joint ventures as of September 30, 2024, and December 31, 2023:

	Balance as of September 30, 2024	Balance as of December 31, 2023
	($ in thousands)
2007 Vento II, LLC	162,141	175,351
Myah Bahr Honaine, S.P.A.	40,806	40,635
Akuo Atlantica PMGD Holding S.P.A.	-	4,409
Colombian portfolio of renewable energy entities	3,258	4,754
Windlectric Inc	-	1,910
Ecorer S.A.C	1,897	-
SailH2 Ingeniería, S.L.	1,390	653
Pectonex, R.F. Proprietary Limited	1,278	1,337
Evacuación Valdecaballeros, S.L.	831	807
Fontanil Solar, S.L.U.	229	229
Murum Solar, S.L.U.	222	222
Total	212,052	230,307